Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash on hand and balances with banks	$ 55,600	$ 23,920
Interest-bearing deposits with maturities of three months or less	9,700	351
Cash and cash equivalents	$ 65,300	$ 24,271	$ 7,838	$ 14,512